Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating revenues
Time charter revenues	$ 3,289	$ 7,854	$ 6,566	$ 15,695
Bareboat charter revenues	3,617	5,460	8,685	13,067
Voyage charter revenues	103,336	102,007	256,991	206,404
Other income	8,730	5,901	16,728	11,959
Total operating revenues	118,972	121,222	288,970	247,125
Gain (loss) from sale of assets and amortization of deferred gains	0	521	(15,727)	9,732
Voyages expenses and commissions	72,108	74,236	152,809	144,386
Contingent rental expense (income)	118	(304)	13,141	(606)
Ship operating expenses	23,112	32,787	46,164	59,664
Charter hire expense	0	203	0	4,176
Administrative expenses	10,324	7,325	19,394	15,756
Impairment loss on vessels	56,178	81,324	56,178	81,324
Depreciation	22,680	26,227	45,526	52,339
Total operating expenses	184,520	221,798	333,212	357,039
Net operating loss	(65,548)	(100,055)	(59,969)	(100,182)
Other income (expenses)
Interest income	11	36	18	69
Interest expenses	(21,216)	(22,908)	(42,781)	(45,526)
Share of results from associated companies	7,405	2,298	7,967	6,979
Foreign currency exchange gain (loss)	119	(55)	88	(110)
Mark to market loss on derivatives	0	0	0	(585)
Other non-operating items	381	324	687	606
Net other expenses	(13,300)	(20,305)	(34,021)	(38,567)
Net loss before income taxes and noncontrolling interest	(78,848)	(120,360)	(93,990)	(138,749)
Income tax expense	(98)	(94)	(168)	(191)
Net loss from continuing operations	(78,946)	(120,454)	(94,158)	(138,940)
Net loss from discontinued operations	0	(481)	0	(1,030)
Net loss	(78,946)	(120,935)	(94,158)	(139,970)
Net loss attributable to noncontrolling interest	716	658	3,843	938
Net loss attributable to Frontline Ltd.	$ (78,230)	$ (120,277)	$ (90,315)	$ (139,032)
Basic and diluted loss per share from continuing operations, excluding loss attributable to noncontrolling interest ($)	$ (0.81)	$ (1.54)	$ (0.95)	$ (1.77)
Basic and diluted loss per share from discontinued operations ($)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)
Basic and diluted loss per share attributable to Frontline Ltd. ($)	$ (0.81)	$ (1.55)	$ (0.95)	$ (1.78)